Note 24 - Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)		12 Months Ended
		Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Statement Line Items [Line Items]
Balance, beginning of the year		9,266,098	9,431,737
Balance, beginning of the year, weighted average exercise price (in dollars per share)		$ 10.76	$ 9.35
Granted	[1]	2,601,680	2,552,796
Granted, weighted average exercise price (in dollars per share)	[1]	$ 8.83	$ 15.95
Exercised		(2,918,518)	(973,948)
Exercised, weighted average exercise price (in dollars per share)		$ 7.54	$ 5.28
Cancelled or expired		(1,365,821)	(1,744,487)
Cancelled or expired, weighted average exercise price (in dollars per share)		$ 14.31	$ 13.78
Balance, end of the year		7,583,439	9,266,098
Balance, end of the year, weighted average exercise price (in dollars per share)		$ 10.70	$ 10.76

[1]	Includes 221,908 stock options issued to replace pre-existing stock options of Primero in accordance with the Primero arrangement (see Note 4) with a nominal fair value.